Summary of Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Lesser of the lease term or the estimated useful lives of the assets
Building [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net	10 years
Building [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net	40 years
Office Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net	5 years
Office Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net	10 years
Machinery and Tools [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net	5 years
Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net	5 years
Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, net	7 years